Average Annual Total Returns - FidelityGrowthStrategiesK6Fund-PRO - FidelityGrowthStrategiesK6Fund-PRO - Fidelity Growth Strategies K6 Fund	Jan. 28, 2023
Fidelity Growth Strategies K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.20%)
Past 5 years	8.22%
Since Inception	9.22%
RS012
Average Annual Return:
Past 1 year	(26.72%)
Past 5 years	7.64%
Since Inception	9.11%	[1]

[1]	A From May 25, 2017